13. FINANCIAL INSTRUMENTS (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Perpetual bonds
Disclosure of financial liabilities [line items]
Carrying amount	R$ 3,880,074	R$ 3,312,503
Fair value	2,850,615	2,602,090
Fixed rate notes
Disclosure of financial liabilities [line items]
Carrying amount	6,745,132	5,751,526
Fair value	R$ 7,595,765	R$ 6,207,946